Balances and Transactions with Related Parties - Summary of Compensation of Key Management Personnel (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018
Disclosure of key management personnel compensation [abstract]
Short-term employee benefits	$ 1,209	$ 719	$ 515
Share-based benefits	135	161	123
Post-retirement benefits	56	32	22
Termination benefits	154	242
Total	$ 1,554	$ 1,154	$ 660